Dissolution of Subsidiaries	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Dissolution of Subsidiaries
5.	DISSOLUTION OF SUBSIDIARIES

	2017	2018	2018
	Rmb	Rmb	US$
Net assets disposed of:
Other long term assets	6	—	—
Income taxes payable	(6,466)	(1,301)	(189)

Gain on dissolution of subsidiaries	(6,460)	(1,301)	(189)

During 2018, Orion Tire Corporation, a 60% owned subsidiary incorporated in United States, Ventures Kingdom Limited, a 100% owned subsidiary incorporated in BVI and Great Windfall Agents Limited, a 100% owned subsidiary incorporated in BVI were dissolved and a gain was recorded on dissolution.

During 2017, Orion (B.V.I.) Tire Corporation, a 60% owned subsidiary incorporated in BVI and Whole Good Limited, a 100% owned subsidiary incorporated in BVI, were dissolved and a gain was recorded on dissolution.